Fair Value Measurements - Level 3 Fair Value Measurements Inputs (Details) - Motive Capital Corp [Member]	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares USD ($)
Fair value of common stock | Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $ / shares	10.02
Fair value of common stock | Forward
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $ / shares	10.54	10.20
Exercise price | Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	11.50
Exercise price | Forward
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	10.00	10.00
Term (in years) | Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $	6.00
Term (in years) | Forward
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input | $	0.96	0.25
Measurement Input, Price Volatility [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	21.00	15.5
Measurement Input, Risk Free Interest Rate [Member] | Warrant
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.50
Measurement Input, Risk Free Interest Rate [Member] | Forward
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Measurement Input	0.10	1.28